SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL
SHARE CAPITAL

22.        SHARE CAPITAL

	As of December 31,
	2020		2019
	Number	US$	Number	US$
	of shares	‘000	of shares	‘000
Authorized:
Ordinary shares of US$0.008 each
At January 1 and December 31	50,000,000	1,200	50,000,000	1,200

	As of December 31,
	2020			2019
	Number	RMB		Number		RMB
	of shares	‘000		of shares		‘000
Issued:	3,674,370	591		2,435,662	*	397
Outstanding and fully paid:
Ordinary shares of US$0.008 each
At January 1	2,435,662	397		5,678,703		306
Issuance of new shares for equity financing	1,156,251	181		1,200,000		67
Warrants exercised into shares	—	—		333,420		19
Equity compensation	82,457	13		94,862		5
At December 31	3,674,370	591	(2)	2,435,662	*	397	(1)

(1) Equivalent to US$58,000

(2) Equivalent to US$91,000

* reflect 3:1 reverse stock split

On September 3, 2020, the Company effected a reverse stock split, every three issued and outstanding ordinary shares as of the effective date will automatically be combined into one issued and outstanding share. Consequently, the reverse stock split will reduce the number of outstanding ordinary shares of the Company from approximately 9.2 million shares to approximately 3.1 million shares, and the par value per share will increase from $0.008 to $0.024. All outstanding stock options, warrants and other rights to purchase the Company's ordinary shares will be adjusted proportionately as a result of the reverse stock split.

On April 19, 2018, the Company entered into a securities purchase agreement with certain individual investors relating to a registered direct offering, issuance and sale of an aggregate of 770,299 pre-reverse split of its shares, at a purchase price of US$1.56 per share (pre-reverse split). The net proceeds to the Company from the Offering were RMB 7,952,000  (US$1.2 million). The Offering closed on April 23, 2018. Proceeds from the Offering is used for working capital and general corporate purposes. There were no discounts or brokerage fees associated with this Offering.

On November 29, 2018, the Company announced and on December 4, 2018, the Company closed a public offering of its common shares (and common stock warrants) with net proceeds of RMB 7,332,000 (US$1.07 million). The gross proceeds was RMB 8,732,000 (US$1.27 million) and related commission and legal expense was RMB 1,400,000 (US$203,600). The Company intends to use the net proceeds from the offering to fund inventory, distribution expenses, vendor obligations outside of the PRC, as well as for general corporate and working capital purposes.

In connection with the Offering, the Company issued 1,000,000 pre-reverse split common shares at the price of $1.27 per share, with each common share coupled with a warrant (500,000 pre-reverse split warrants in the aggregate) to purchase one common share. The common shares and the warrants were sold as units, but are immediately separable and will be issued separately. The warrants have an exercise price of $1.27 per share (pre-reverse split). The warrants will be exercisable on or after the date of issuance and will terminate on the five-year anniversary of the date of issuance. In January and February 2019, the investors exercised 333,420 pre-reverse split shares of warrants.

In connection with the Offering, the Company executed a Placement Agency Agreement, to pay the Placement Agent a cash placement fee equal to 8% of the gross proceeds of the Offering, plus road show, diligence, legal and other expenses of the Placement Agent of $45,000. The Placement Agent also receive five-year warrants to purchase up to 50,000 pre-reverse split common shares, which such Compensation Warrants will have substantially the same terms as the warrants sold in the Offering, except that such Compensation Warrants will have an exercise price of $1.5875 per share (pre-reverse split) or 125% of the public offering price and will terminate on the five year anniversary of the effective date of this offering.

The total fair value of the warrants granted to investors and placement agent is RMB 4,955,000. The fair values of warrants granted were determined using a variation of the Black-Scholes Option Pricing Model that takes into account factors specific to the share incentive plans, such as the vesting period. The following principal assumptions were used in the valuation:

Grant date		December 4, 2018
Share price at date of grant (pre-reverse split)	US$	1.18
Exercise price at date of grant (investors and placement agent, respectively) (pre-reverse split)	US$	1.27 & 1.5875
Volatility		168%
Warrant life		5 years
Dividend yield		—%
Risk-free interest rate		2.63%
Fair value at grant date	US$	1.45

On December 16, 2019, the Company entered into a Securities Purchase Agreement with certain institutional investors for the sale by the Company of 1,200,000 pre-reverse split common shares, at a purchase price of $0.75 per share (pre-reverse split). Concurrently with the sale of the Common Shares, the Company also sold warrants to purchase 1,200,000 pre-reverse split common shares. The Company sold the Common Shares and Warrants for aggregate gross proceeds of $900,000 (the "Offering"). Subject to certain beneficial ownership limitations, the five-year Warrants will be initially exercisable on the six-month anniversary of the issuance date at an exercise price equal to $0.82 per share (pre-reverse split), subject to adjustments as provided under the terms of the Warrants, and will terminate on the five-year anniversary of the initial exercise date of the Warrants. The closing of the sales of these securities under the Purchase Agreement took place on December 18, 2019. The Company received net proceeds from the transactions of approximately $748,000, after deducting certain fees due to the placement agent and the Company's estimated transaction expenses. The net proceeds received by the Company from the transactions will be used for working capital and general corporate purposes.

Pursuant to the terms and provisions of the engagement letter between the Company and the Placement Agent, the Company agreed to pay the Placement Agent a cash placement fee equal to 8% of the gross proceeds of the Offering, or $72,000, plus other expenses of the Placement Agent not to exceed $45,000. The Placement Agent also received five-year warrants to purchase up to a number of common shares equal to 5% of the aggregate number of shares sold in the Offering, including the warrant shares issuable upon exercise of the Warrants, which such Compensation Warrants have substantially the same terms as the Warrants sold in the Offering, except that such Compensation Warrants have an exercise price of $0.9375 per share (pre-reverse split) and will terminate on the five year anniversary of the effective date of this offering.

The total fair value of the warrants granted to investors and placement agent is RMB 5,250,000. The fair values of warrants granted were determined using a variation of the Black-Scholes Option Pricing Model that takes into account factors specific to the share incentive plans, such as the vesting period. The following principal assumptions were used in the valuation:

Grant date		December 18, 2019
Share price at date of grant (pre-reverse split)	US$	0.68
Exercise price at date of grant (investors and placement agent, respectively) (pre-reverse split)	US$	0.82 & 0.9375
Volatility		141%
Warrant life		5 years
Dividend yield		—%
Risk-free interest rate		1.74%
Average fair value at grant date	US$	0.598

On January 8, 2020, the Company executed a subscription agreement in connection with a $500,000 private placement of its 666,666 pre-reverse stock split ordinary shares with three accredited investors at the price of $0.75 per share (pre-reverse stock split). The Company agreed to register the shares sold in the Offering for resale no later than 270 days after the closing of the Offering. There were no discounts or brokerage fees associated with this Offering. The net proceeds of the Offering will be used for working capital and general corporate purposes.

On May 22, 2020, the Company entered into a Securities Purchase Agreement with certain institutional investors for the sale by the Company of 1,102,950 common shares (pre-reverse stock split), at a purchase price of $0.68 per share (pre-reverse stock split). Concurrently with the sale of the Common Shares, pursuant to the Purchase Agreement the Company also sold Warrants to purchase 1,102,950 Common Shares (pre-reverse stock split). The Company sold the Common Shares and Warrants for aggregate gross proceeds of $750,006. Subject to certain beneficial ownership limitations, the five-year Warrants will be initially exercisable on the six-month anniversary of the issuance date at an exercise price equal to $0.79 per share (pre-reverse stock split), and will terminate on the five-year anniversary of the initial exercise date of the Warrants. The closing of the sales of these securities under the Purchase Agreement will take place on May 27, 2020. The net proceeds from the transactions will be approximately $595,000, after deducting certain fees due to the placement agent and the Company’s estimated transaction expenses, and will be used for working capital and general corporate purposes.

The Placement Agent also received five-year Warrants to purchase up to a number of common shares equal to 5% of the aggregate number of shares sold in the offering, including the warrant shares issuable upon exercise of the Warrants, which such Compensation Warrants having substantially the same terms as the Warrants sold in the Offering, except that such Compensation Warrants have an exercise price of $0.85 per share (pre-reverse stock split) and will terminate on the five year anniversary of the effective date of this offering.

The total fair value of the Warrants granted to investors and the Placement Agent is RMB 3,552,000. The fair value of the Warrants granted were determined using a variation of the Black-Scholes Option Pricing Model that takes into account factors specific to the share incentive plans, such as the vesting period. The following principal assumptions were used in the valuation:

Grant date (investors and placement agent, respectively)		May 27 and May 25, 2020
Share price at date of grant (investors and placement agent, respectively) (pre-reverse stock split)	US$	0.59 & 0.64
Exercise price at date of grant (investors and placement agent, respectively) (pre-reverse stock split)	US$	0.79 & 0.85
Volatility		100%
Warrant life		5 years
Dividend yield		—%
Risk-free interest rate		0.34%
Average fair value at grant date	US$	0.416

Following is a summary of the warrant activity (post-reverse stock split) for the years ended December 31, 2020 and 2019:

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at January 1, 2019	247,619	$7.74	4.19
Exercisable at January 1, 2019	247,619	$7.74	4.19
Granted	420,000	2.49	5
Exercised	(111,140)	3.90	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2019	556,479	4.56	4.38
Exercisable at December 31, 2019	556,479	4.56	4.38
Granted	404,415	0.80	5.00
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2020	960,894	$1.21	3.85
Exercisable at December 31, 2020	960,894	$1.21	3.85

On December 7, 2020, Company executed subscription agreements with three individual accredited investors to offer and sell in a private placement 566,379 of the Company’s common shares at the per share price of $2.32 (which was the closing price for the Company’s common shares on December 4, 2020) for the gross proceeds of approximately $1.3 million. The proceeds of the transaction will be used for working capital and general working purposes. There were no discounts or brokerage fees associated with this offering.

From January to December 31, 2019, the Company issued aggregate of 94,862 shares to its Chief Financial Officer as stock compensation expense. The fair value of 94,862 shares was RMB 627,000.

From January to December 31, 2020, the Company issued aggregate of 46,256 shares to its Chief Financial Officer as stock compensation expense. The fair value of 46,256 shares was RMB 587,000. From January to December 31, 2020, the Company issued aggregate of 36,201 shares to its Chief Executive Officer as stock compensation expense. The fair value of 36,201 shares was RMB 548,000.